Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment [Abstract]
Schedule of Expenses Recognized in Financial Statements

The expenses recognized in the financial statements for services received from directors and employees is shown in the following table:

	Year ended December 31
	2025	2024	2023
	€ thousand
Expenses arising from share-based payment
transactions	16	112	122

Schedule of Black-Scholes Options Pricing Model

The fair value of the options is estimated using a Black-Scholes options pricing model with the following weighted average assumptions:

	Year ended December 31
	2025	2024	2023
Dividend yield	0%	0%	0%
Expected volatility	0.586	0.569	0.509
Risk-free interest	3.69%	4.16%	4.92%
Expected life (in years)	2-3	2-3	2-3
Exercise price	18.05	12.02	16.11

Schedule of Weighted Average Fair Values and Exercise Price

All options granted during 2025, 2024 and 2023 were granted with an exercise price equal to or higher than the market price on the date of grant. Weighted average fair values and exercise prices of options on dates of grant are as follows:

	Equal market price
	2025	2024	2023
	US$
Weighted average exercise prices	18.05	12.02	16.11

Weighted average fair value on grant date	6.26	4.10	5.11

Schedule of Number and Weighted Average Exercise Prices of Share Options

The following table lists the number of share options, the weighted average exercise prices of share options during the current year:

	2025		2024		2023
		Weighted		Weighted		Weighted
		Average		average		Average
	Number of	Exercise	Number of	exercise	Number of	Exercise
	options	Price	options	price	options	Price
		US$		US$		US$
Outstanding at beginning of year	52,510	25.74	54,010	26.28	49,394	26.98
Granted during the year	4,000	18.05	4,000	12.02	4,616	16
Exercised during the year	2,645	10.34	-	-	-	-
Expired during the year	22,500	29.36	5,500	21.03	-	-
Outstanding at end of year	31,365	23.46	52,510	25.74	54,010	26.28
Exercisable at end of year	27,365	24.26	48,510	26.87	38,394	26.63